Pacer Solactive Whitney Future of Warfare ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 4.9%
Alphabet, Inc. - Class C	48	$9,868
AT&T, Inc.	372	8,828
BT Group PLC	4,728	8,336
Charter Communications, Inc. - Class A (a)	26	8,983
Deutsche Telekom AG	278	9,349
Verizon Communications, Inc.	200	7,878
Vodafone Group PLC	9,078	7,747
		60,989

Consumer Discretionary - 1.5%
Amazon.com, Inc. (a)	44	10,458
Nokian Renkaat OYJ	1,016	8,488
		18,946

Industrials - 66.9%(b)
Airbus Group SE	56	9,729
AMETEK, Inc.	46	8,490
BAE Systems PLC	3,442	52,350
Boeing Co. (a)	616	108,735
Bouygues SA	262	8,342
CAE, Inc. (a)	478	11,311
Carrier Global Corp.	116	7,584
Dover Corp.	44	8,962
Ferrovial SE	210	9,038
Fortive Corp.	118	9,597
General Dynamics Corp.	314	80,692
Honeywell International, Inc.	120	26,846
Howmet Aerospace, Inc.	84	10,633
Illinois Tool Works, Inc.	32	8,293
Ingersoll Rand, Inc.	88	8,254
Kongsberg Gruppen ASA	80	9,525
L3Harris Technologies, Inc.	216	45,794
Leidos Holdings, Inc.	208	29,542
Leonardo SpA	466	14,659
Lockheed Martin Corp.	168	77,776
MTU Aero Engines AG	26	8,938
Northrop Grumman Corp.	180	87,709
Parker-Hannifin Corp.	14	9,899
Rockwell Automation, Inc.	32	8,910
Rolls-Royce Holdings PLC (a)	1,220	9,186
RTX Corp.	760	98,002
Safran SA	38	9,477
Smiths Group PLC	428	10,987
Textron, Inc.	244	18,668
Thales SA	52	8,438
Trane Technologies PLC	22	7,981
TransDigm Group, Inc.	6	8,120
Vinci SA	76	8,256
		840,723

Information Technology - 24.8%
Adobe, Inc. (a)	18	7,874
Akamai Technologies, Inc. (a)	82	8,192
Ansys, Inc. (a)	26	9,113
Arista Networks, Inc. (a)	86	9,910
Cadence Design System, Inc. (a)	30	8,929
Capgemini SE	48	8,780
CGI, Inc.	76	8,991
Cisco Systems, Inc.	154	9,332
Cloudflare, Inc. - Class A (a)	96	13,286
Cognizant Technology Solutions Corp. - Class A	112	9,252
Crowdstrike Holdings, Inc. - Class A (a)	28	11,146
Dassault Systemes SE	246	9,667
Dell Technologies, Inc. - Class C	138	14,297
Halma PLC	264	9,982
Hewlett Packard Enterprise Co.	432	9,154
Hexagon AB - Class B	902	10,570
Intel Corp.	390	7,578
International Business Machines Corp.	40	10,228
Microsoft Corp.	20	8,301
Motorola Solutions, Inc.	18	8,447
Nvidia Corp.	64	7,684
Open Text Corp.	280	8,267
Palantir Technologies, Inc. - Class A (a)	202	16,663
Palo Alto Networks, Inc. (a)	46	8,483
Roper Technologies, Inc.	16	9,210
SAP SE	36	10,048
Snowflake, Inc. - Class A (a)	74	13,432
Synopsys, Inc. (a)	16	8,408
Teradyne, Inc.	78	9,032
Trimble, Inc. (a)	138	10,344
Zebra Technologies Corp. - Class A (a)	22	8,623
Zscaler, Inc. (a)	46	9,319
		312,542

Materials - 1.1%
Air Liquide SA	46	8,062
Dow, Inc.	170	6,639
		14,701
TOTAL COMMON STOCKS (Cost $1,229,303)		1,247,901

PREFERRED STOCKS - 0.7%
Consumer Discretionary - 0.7%
Volkswagen AG	86	8,819
TOTAL PREFERRED STOCKS (Cost $7,825)		8,819

TOTAL INVESTMENTS - 99.9% (Cost $1,237,128)		1,256,720
Other Assets in Excess of Liabilities - 0.1%		1,109
TOTAL NET ASSETS - 100.0%		$1,257,829
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Solactive Whitney Future of Warfare ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,247,901	$–	$–	$1,247,901
Preferred Stocks	8,819	–	–	8,819
Total Investments	$1,256,720	$–	$–	$1,256,720

Refer to the Schedule of Investments for further disaggregation of investment categories.